ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 6, 2015		Antonio G. David T +1 617 235 4887 antonio.david@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

_____________________________________________________________________________________________________________

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 145 to its Registration Statement on Form N-1A, which was filed by electronic transmission on June 26, 2015 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund:

(i)	Prospectus for AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund, dated July 1, 2015; and

(ii)	Statement of Additional Information for AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund, dated July 1, 2015.

If you have any questions concerning this filing, please call me at (617) 235-4887.

Sincerely,

/s/ Antonio G. David
Antonio G. David